Taxes	6 Months Ended
Mar. 31, 2025
Taxes [Abstract]
Taxes

NOTE 10 — TAXES

Corporation Income Tax (“CIT”)

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Global Mofy HK is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate for the first HKD$2 million of assessable profits is 8.25% and assessable profits above HKD$2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019. Global Mofy HK did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax laws, Global Mofy HK is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

Under the Enterprise Income Tax (“EIT”) Law of the PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% EIT rate while preferential tax rates, tax holidays, and even tax exemption may be granted on case-by-case basis.

Kashi Mofy is subject to a five- year income tax holiday since generating revenues, as it is incorporated in the Kashi Economic District, Xinjiang province. The five-year income tax holiday of Kashi Mofy will end on December 31, 2023. Starting from January 1, 2024, Kashi Mofy is eligible for a preferential tax rate of 9%.

Zhejiang Mofy has complied with PRC tax laws and met the qualifications for domestic small and micro enterprises, Zhejiang Mofy is eligible for a preferential tax rate of 5% in 2024.

In accordance with the implementation rules of EIT Laws, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity could re-apply for the HNTE certificate when the prior certificate expires. “Global Mofy China” obtained its HNTE certificate on October 21, 2020 and re-applied its HNTE certificate on October 26,2023. Therefore, “Global Mofy China” is eligible to enjoy a preferential tax rate of 15% from 2020 to 2025 to the extent it has taxable income under the EIT Law.

The provision for income tax consisted of the following:

	For the Six Months ended March 31,
	2025	2024
	(Unaudited)	(Unaudited)
Current income tax expense	$71,056	$20,305
Uncertain tax provisions	213,228	2,416,499
Deferred income tax expense	—	—
Income tax provision	$284,284	$2,436,804

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the Six Months Ended March 31,
	2025	2024
PRC statutory tax rate	25.0%	25.0%
Effect of tax holiday and preferential tax rate(a)	(12.8)%	0.3%
Additional deduction for R&D expenses	(11.9)%	(0.3)%
Non-deductible expenses	—	0.9%
Effect of change in valuation allowance	17.2%	(0.2)%
Effect of different tax rates in a foreign jurisdiction	(12.3)%	(6.6)%
Effective tax rate	5.2%	19.1%

(a)	The Company’s subsidiaries, Global Mofy China, Kashi Mofy, Shanghai Mofy, Xi’an Mofy and Beijing Mofy are subject to different favorable tax rates and tax holiday for the six months ended March 31, 2025 and 2024. For the six months ended March 31, 2025 and 2024, the tax saving as the result of the favorable tax rate and tax holiday amounted to $697,343 and $37,209, respectively.

Deferred tax assets and liabilities

Components of deferred tax assets and liabilities were as follows:

	March 31, 2025	September 30, 2024
	(Unaudited)
Provision for doubtful debt	$177,219	$90,495
Tax loss carry forwards	1,428,437	719,659
Excess marketing and advertising expense (15%)	—	10,687
Operating lease liabilities	67,121	86,057
Total deferred tax assets	1,672,777	906,898

Less: Valuation allowance	(1,600,774)	(806,319)
Total deferred tax assets, net of valuation allowance	$72,003	$100,579

	March 31, 2025	September 30, 2024
	(Unaudited)
Right of use assets	$72,003	$100,579
Total deferred tax liabilities	72,003	100,579
Total deferred tax assets, net	$—	$—

The Company has evaluated the positive and negative evidence bearing upon the realizability of its deferred tax assets, which are composed principally of net operating loss carryforwards. Under the applicable accounting standards, management expects to continue to maintain a significant investment in research and development, given the Company’s history of losses, as the Company increases research and development of its digital assets in the future. At the same time, the Company’s management believes that customer development for digital assets and the Company’s visibility in the digital assets industry will take several years to build, which will result in the Company continuing to lose money over the next few years. So, the management concluded that it is more likely than not that the Company will not generate future taxable income prior to the expiration of the majority of net operating losses, and it was considered that valuation allowance should be fully accrued. Accordingly, as of March 31, 2025 and September 30, 2024, a $1,600,774 and $806,319 valuation allowance has been established, respectively.

Uncertain Tax Position

A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	March 31, 2025	September 30, 2024
	(Unaudited)
Balance as of beginning of year	$1,940,649	1,066,949
Increase related to prior year tax positions	—	26,252
Increase related to current year tax positions	213,228	847,448
Balance as of end of year	$2,153,877	1,940,649

As of March 31, 2025 and September 30, 2024, there were $2,153,877 and $1,940,649 of unrecognized tax benefits, respectively, which would affect the effective tax rate if recognized.

In general, the PRC tax authority has up to five years to contact examinations of the Company’s tax filings. As of March 31, 2025, tax years ended December 31, 2020 through December 31, 2024 for the Company’s PRC subsidiaries remain open for statutory examination by PRC tax authorities.

Tax payable

Tax payable consisted of the following:

	March 31, 2025	September 30, 2024
	(Unaudited)
VAT payable	$(729,587)	$93,278
Corporate income tax payable	2,153,877	1,940,649
Other tax	1,687	1,726
Tax payable	$1,425,977	$2,035,653